OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21750

Kayne Anderson Energy Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O’Neil
KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kayne Anderson Energy Total Return Fund, Inc.

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy, Chairman and Chief Executive Officer
Date	August 3, 2016

* Print the name and title of each signing officer under his or her signature.

Kayne Anderson Energy Total Return Fund, Inc.
Proxy Voting Record
July 1, 2015 - June 30, 2016

Issuer	Symbol	CUSIP	Meeting Date		Matter:	Proposed by (I)ssuer or (S)hareholder	Vote Cast?	How Voted	For/ Against Mgmt
QEP MIDSTREAM PARTNERS, LP	QEPM	74735R115	07/21/15	1	TO CONSIDER:	I	YES	FOR	FOR

AND VOTE UPON THE APPROVAL OF THE AGREEMENT AND PLAN OF MERGER DATED AS OF APRIL 6, 2015, BY AND AMONG TESORO LOGISTICS LP, TLLP MERGER SUB, QEP MIDSTREAM PARTNERS, LP, ET. AL., AS IT MAY BE AMENDED FROM TIME TO TIME, AND THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

				2	TO TRANSACT:	I	YES	FOR	FOR
SUCH OTHER BUSINESS AS MAY PROPERLY BE PRESENTED AT THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT OF THE MEETING.

CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	07/23/15	1	DIRECTOR:	I
					D. CHRISTACOPOULOS		YES	FOR	FOR
					ABEL RASTERHOFF		YES	FOR	FOR

				2	PROPOSAL:	I	YES	FOR	FOR
TO RATIFY THE APPOINTMENT OF DELOITTE HADJIPAVLOU, SOFIANOS & CAMBANIS S.A. AS AUDITORS OF CAPITAL PRODUCT PARTNERS L.P.

KNOT OFFSHORE PARTNERS LP	KNOP	Y48125101	08/12/15	1	TO ELECT:	I	YES	FOR	FOR
ANDREW BEVERIDGE AS A CLASS II DIRECTOR OF KNOT OFFSHORE PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2019 ANNUAL MEETING OF LIMITED PARTNERS.

				2	IF THE UNITS BEING VOTED:	I	YES	NO

ARE HELD BY A PERSON THAT IS A RESIDENT OF NORWAY FOR PURPOSES OF THE TAX ACT ON INCOME AND WEALTH, PLEASE SELECT "YES." IF THE UNITS BEING VOTED ARE NOT HELD BY A PERSON THAT IS A RESIDENT OF NORWAY FOR PURPOSES OF THE TAX ACT ON INCOME AND WEALTH, PLEASE SELECT "NO." MARK "FOR" = YES OR "AGAINST" = NO.

ENBRIDGE INCOME FUND HOLDINGS INC.	EBGUF	29251R105	08/20/15	1	THE RESOLUTION APPROVING:	I	YES	FOR	FOR

THE ACQUISITION BY AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ENBRIDGE INCOME FUND (THE "FUND") OF ENTITIES THAT OWN CERTAIN ASSETS, INCLUDING CANADIAN LIQUIDS PIPELINE AND RENEWABLE POWER GENERATION ASSETS CURRENTLY DIRECTLY OR INDIRECTLY OWNED BY ENBRIDGE INC. AND RELATED TRANSACTIONS, THE FULL TEXT OF WHICH IS SET OUT IN THE CORPORATION'S INFORMATION CIRCULAR DATED JUNE 29, 2015.

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	09/23/15	1	TO ELECT:	I	YES	FOR	FOR
ANDREW J.D. WHALLEY AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2018 ANNUAL MEETING OF LIMITED PARTNERS.

				2	TO ELECT:	I	YES	FOR	FOR
PAUL LEAND AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2018 ANNUAL MEETING OF LIMITED PARTNERS.

SEADRILL PARTNERS LLC	SDLP	Y7545W109	09/28/15	1	TO ELECT:	I	YES	FOR	FOR
BERT M. BEKKER AS A CLASS II DIRECTOR OF THE COMPANY WHOSE TERM WILL EXPIRE AT THE 2018 ANNUAL MEETING OF MEMBERS.

CRESTWOOD MIDSTREAM PARTNERS LP	CMLP	226378107	09/30/15	1	TO APPROVE:	I	NO	ABSTAIN	ABSTAIN
THE MERGER AGREEMENT.

				2	APPROVAL OF:	I	NO	ABSTAIN	ABSTAIN
A PROPOSAL TO ADJOURN THE SPECIAL MEETING IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.

HOEGH LNG PARTNERS LP	HMLP	Y3262R100	10/09/15	1	TO ELECT:	I	YES	FOR	FOR
ANDREW JAMIESON AS A CLASS I DIRECTOR OF HOEGH LNG PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2019 ANNUAL MEETING OF LIMITED PARTNERS.

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	11/20/15	1	TO ELECT:	I	YES	FOR	FOR
EVANGELOS VLAHOULIS AS A CLASS I DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2018 ANNUAL MEETING OF LIMITED PARTNERS

				2	TO APPROVE:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015

NAVIOS MARITIME MIDSTREAM PARTNERS L.P.	NAP	Y62134104	11/24/15	1	DIRECTOR:	I
					STEFAN KUCH		YES	FOR	FOR
					ALEXANDER KALAFATIDES		YES	FOR	FOR
					CHRISTOS KOKKINIS		YES	FOR	FOR
					VASILIOS MOUYIS		YES	FOR	FOR

				2	PROPOSAL:	I	YES	FOR	FOR
TO RATIFY THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS-ACCOUNTANTS S.A. AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.

MARKWEST ENERGY PARTNERS LP	MWE	570759100	12/01/15	1	PROPOSAL:	I	YES	FOR	FOR

TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 11, 2015, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME, BY AND AMONG MPLX LP, MPLX GP LLC, MARATHON PETROLEUM CORPORATION, SAPPHIRE HOLDCO LLC AND MARKWEST ENERGY PARTNERS, L.P., AND THE TRANSACTIONS CONTEMPLATED THEREBY.

				2	PROPOSAL:	I	YES	FOR	FOR

TO APPROVE, ON AN ADVISORY, NON-BINDING BASIS, THE MERGER-RELATED COMPENSATION PAYMENTS THAT MAY BECOME PAYABLE TO MARKWEST ENERGY PARTNERS, L.P.'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

				3	PROPOSAL:	I	YES	FOR	FOR
TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE PROPOSAL 1 AT THE TIME OF THE SPECIAL MEETING.

SUNOCO LOGISTICS PARTNERS L.P.	SXL	86764L108	12/01/15	1	APPROVAL:	I	YES	FOR	FOR

OF THE SUNOCO PARTNERS LLC LONG-TERM INCENTIVE PLAN, AS PROPOSED TO BE AMENDED AND RESTATED, WHICH, AMONG OTHER THINGS, PROVIDES FOR AN INCREASE IN THE MAXIMUM NUMBER OF COMMON UNITS RESERVED AND AVAILABLE FOR DELIVERY WITH RESPECT TO AWARDS UNDER THE SUNOCO PARTNERS LLC LONG-TERM INCENTIVE PLAN, AS AMENDED AND .. (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

				2	APPROVAL:	I	YES	FOR	FOR

OF THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL.

TARGA RESOURCES PARTNERS LP	NGLS	87611X105	02/12/16	1	TO CONSIDER AND VOTE UPON A PROPOSAL:	I	DID NOT VOTE	DID NOT VOTE	DID NOT VOTE

TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 2, 2015, BY AND AMONG TARGA RESOURCES CORP. ("TRC"), SPARTAN MERGER SUB LLC, TARGA RESOURCES PARTNERS LP (THE "PARTNERSHIP") AND TARGA RESOURCES GP LLC, PURSUANT TO WHICH TRC WILL ACQUIRE INDIRECTLY ALL OF ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)

				2	TO CONSIDER AND VOTE:	I	DID NOT VOTE	DID NOT VOTE	DID NOT VOTE

UPON, ON AN ADVISORY, NON-BINDING BASIS, THE COMPENSATION PAYMENTS THAT MAY BE PAID OR BECOME PAYABLE TO THE PARTNERSHIP'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER, WHICH IS REFERRED TO AS THE "TRP COMPENSATION PROPOSAL."

TARGA RESOURCES CORP.	TRGP	87612G101	02/12/16	1	TO CONSIDER AND VOTE UPON A PROPOSAL:	I	DID NOT VOTE	DID NOT VOTE	DID NOT VOTE

TO APPROVE THE ISSUANCE OF SHARES OF COMMON STOCK OF TARGA RESOURCES CORP. (THE "COMPANY") IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 2, 2015, BY AND AMONG THE COMPANY, SPARTAN MERGER SUB LLC, TARGA RESOURCES PARTNERS ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

				2	TO CONSIDER AND VOTE:	I	DID NOT VOTE	DID NOT VOTE	DID NOT VOTE

UPON A PROPOSAL TO APPROVE ONE OR MORE ADJOURNMENTS OF THE SPECIAL MEETING IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE TRC STOCK ISSUANCE PROPOSAL.

SPECTRA ENERGY CORP.	SE	847560109	04/26/16	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GREGORY L. EBEL

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
F. ANTHONY COMPER

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
AUSTIN A. ADAMS

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JOSEPH ALVARADO

				1E	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PAMELA L. CARTER

				1F	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
CLARENCE P. CAZALOT JR

				1G	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PETER B. HAMILTON

				1H	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MIRANDA C. HUBBS

				1I	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL MCSHANE

				1J	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL G. MORRIS

				1K	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL E.J. PHELPS

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS SPECTRA ENERGY CORP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.

				3	APPROVAL OF:	I	YES	FOR	FOR
SPECTRA ENERGY CORP 2007 LONG-TERM INCENTIVE PLAN, AS AMENDED AND RESTATED.

				4	APPROVAL OF:	I	YES	FOR	FOR
SPECTRA ENERGY CORP EXECUTIVE SHORT-TERM INCENTIVE PLAN, AS AMENDED AND RESTATED.

				5	AN ADVISORY RESOLUTION TO:	I	YES	FOR	FOR
APPROVE EXECUTIVE COMPENSATION.

				6	SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
CONCERNING DISCLOSURE OF POLITICAL CONTRIBUTIONS.

				7	SHAREHOLDER PROPOSAL:	S	YES	AGAISNT	FOR
CONCERNING DISCLOSURE OF LOBBYING ACTIVITIES.

DCP MIDSTREAM PARTNERS, LP	DPM	23311P100	04/28/16	1	TO APPROVE:	I	YES	FOR	FOR
THE DCP MIDSTREAM PARTNERS, LP 2016 LONG-TERM INCENTIVE PLAN (THE "PLAN").

				2	TO APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE PLAN.

GASLOG PARTNERS LP	GLOP	Y2687W108	05/05/16	1	TO ELECT:	I	YES	FOR	FOR
ROBERT B. ALLARDICE III AS A CLASS I DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2019 ANNUAL MEETING OR UNTIL HIS SUCCESSOR HAS BEEN ELECTED OR APPOINTED.

					TO RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.

KINDER MIORGAN, INC.	KMI	49456B101	05/10/16	1	DIRECTOR:	I
					RICHARD D. KINDER		YES	FOR	FOR
					STEVEN J. KEAN		YES	FOR	FOR
					TED A. GARDNER		YES	FOR	FOR
					ANTHONY W. HALL, JR.		YES	FOR	FOR
					GARY L. HULTQUIST		YES	FOR	FOR
					RONALD L. KUEHN, JR.		YES	FOR	FOR
					DEBORAH A. MACDONALD		YES	FOR	FOR
					MICHAEL C. MORGAN		YES	FOR	FOR
					ARTHUR C. REICHSTETTER		YES	FOR	FOR
					FAYEZ SAROFIM		YES	FOR	FOR
					C. PARK SHAPER		YES	FOR	FOR
					WILLIAM A. SMITH		YES	FOR	FOR
					JOEL V. STAFF		YES	FOR	FOR
					ROBERT F. VAGT		YES	FOR	FOR
					PERRY M. WAUGHTAL		YES	FOR	FOR

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016

				3	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON OUR COMPANY'S RESPONSE TO CLIMATE CHANGE

				4	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON METHANE EMISSIONS

				5	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ANNUAL SUSTAINABILITY REPORT

				6	STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON DIVERSITY OF THE BOARD OF DIRECTORS

TARGA RESOURCES CORP.	TRGP	87612G101	05/17/16	1	DIRECTOR:	I
					RENE R. JOYCE		YES	FOR	FOR
					WATERS S. DAVIS, IV		YES	FOR	FOR
					CHRIS TONG		YES	FOR	FOR

				2	RATIFICATION OF:	I	YES	FOR	FOR
SELECTION OF INDEPENDENT AUDITORS.

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	05/18/16	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
NORMAN H. BROWN, JR.

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GEORGE W. CARMANY, III

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
H.E. (JACK) LENTZ

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
OUMA SANANIKONE

				1E	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
WILLIAM H. WEBB

				2	THE RATIFCATION OF:	I	YES	FOR	FOR
THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.

				3	THE APPROVAL:	I	YES	FOR	FOR
ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.

				4	THE APPROVAL OF:	I	YES	FOR	FOR
THE MACQUARIE INFRASTRUCTURE CORPORATION 2016 OMNIBUS EMPLOYEE INCENTIVE PLAN.

ONEOK, INC.	OKE	682680103	05/25/16	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
BRIAN L. DERKSEN

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JULIE H. EDWARDS

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JOHN W. GIBSON

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RANDALL J. LARSON

				1E	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEVEN J. MALCOLM

				1F	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
KEVIN S. MCCARTHY

				1G	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JIM W. MOGG

				1H	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PATTYE L. MOORE

				1I	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GARY D. PARKER

				1J	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
EDUARDO A. RODRIGUEZ

				1K	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
TERRY K. SPENCER

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ONEOK, INC. FOR THE YEAR ENDING DECEMBER 31, 2016

				3	AN ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE ONEOK, INC.'S EXECUTIVE COMPENSATION

BUCKEYE PARTNERS, L.P.	BPL	118230101	06/07/16	1	DIRECTOR:	I
					OLIVER G. RICHARD, III		YES	FOR	FOR
					CLARK C. SMITH		YES	FOR	FOR
					FRANK S. SOWINSKI		YES	FOR	FOR

				2	THE RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2016.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	06/27/16	1	TO APPROVE:	I	YES	FOR	FOR

TO APPROVE THE ADOPTION OF THE AGREEMENT AND PLAN OF MERGER (THE "MERGER AGREEMENT") AMONG ENERGY TRANSFER EQUITY, L.P., ENERGY TRANSFER CORP LP ("ETC"), ENERGY TRANSFER CORP GP, LLC, LE GP, LLC, ENERGY TRANSFER EQUITY GP, LLC AND THE WILLIAMS COMPANIES, INC. ("WMB"), AND THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE MERGER OF WMB WITH AND INTO ETC.

				2	TO APPROVE:	I	YES	FOR	FOR
ON AN ADVISORY (NON-BINDING) BASIS, SPECIFIED COMPENSATORY ARRANGEMENTS BETWEEN WMB AND ITS NAMED EXECUTIVE OFFICERS RELATING TO THE TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT.

				3	TO APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE SPECIAL MEETING FROM TIME TO TIME, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE MERGER PROPOSAL.